UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-2650

Seligman Cash Management Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrants telephone number, including area code:     (212) 850-1864

Date of fiscal year end:     12/31

Date of reporting period:     6/30/05

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman
141 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 141 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1

Portfolio Overview	2

Understanding and Comparing Your Fund’s Expenses	3

Portfolio of Investments	4

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Notes to Financial Statements	8

Financial Highlights	14

Board of Directors and Executive Officers	20

Additional Fund Information	back cover

To The Shareholders

Your mid-year shareholder report for Seligman Cash Management Fund, Inc. follows this letter. This report contains the Fund’s financial statements and portfolio of investments.

We appreciate your continued support of Seligman Cash Management Fund, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 12, 2005

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017	Seligman Data Corp. 100 Park Avenue New York, NY 10017 General Counsel Sullivan & Cromwell LLP	(800) 221-2450 Shareholder Services (800) 445-1777 Retirement Plan Services (212) 682-7600 Outside the United States (800) 622-4597 24-Hour Automated Telephone Access Service

Portfolio Overview
June 30, 2005

Diversification of Net Assets

		Percent of Net Assets
	Value	June 30, 2005	December 31, 2004
US Government Securities	$139,858,835	71.4	64.3
Fixed Time Deposits	49,000,000	25.0	21.0
Repurchase Agreement	37,708,000	19.2	14.8
Other Assets Less Liabilities	(30,540,539)	(15.6)	(0.1)
Net Assets	$196,026,296	100.0	100.0

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2005 and held for the entire six-month period ended June 30, 2005.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning Account Value 1/1/05	Annualized Expense Ratio*	Ending Account Value 6/30/05	Expenses Paid During Period** 1/1/05 to 6/30/05	Ending Account Value 6/30/05	Expenses Paid During Period** 1/1/05 to 6/30/05
Class A	$1,000.00	0.87%	$1,008.20	$4.33	$1,020.48	$4.36
Class B	1,000.00	1.86	1,003.10	9.24	1,015.57	9.30
Class C	1,000.00	1.47	1,005.10	7.31	1,017.50	7.35
Class D	1,000.00	1.86	1,003.10	9.24	1,015.57	9.30
Class I	1,000.00	0.59	1,009.60	2.94	1,021.87	2.96
Class R	1,000.00	1.12	1,006.90	5.57	1,019.24	5.61

*	Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectus for a description of each share class and its expenses and sales charges. During the period, the Manager reimbursed a portion of the class specific expenses of Classes B and D shares as described in Note 3 to the Financial Statements on page 9. Absent such reimbursement, the expense ratios and expenses paid for the period would have been higher.
**	Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2005 to June 30, 2005, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolio of Investments  (unaudited)
June 30, 2005

	Annualized Yield on Purchase Date	Principal Amount	Value
US Government Securities 71.4%
US Treasury Bills:
2.57%, due 7/7/2005	2.61%	$30,000,000	$29,987,150
2.65%, due 7/14/2005	2.69	25,000,000	24,976,077
2.67%, due 7/14/2005	2.71	30,000,000	29,971,075
3.17%, due 7/15/2005	3.21	30,000,000	29,963,075
2.78%, due 7/21/2005	2.82	25,000,000	24,961,458

Total US Government Securities (Cost $139,858,835)			139,858,835

Fixed Time Deposits 25.0%
Bank of Montreal, 3.18%, 7/1/2005	3.22	9,800,000	9,800,000
BNP Paribas, Grand Cayman, 3.29%, 7/1/2005	3.34	9,800,000	9,800,000
Citibank, Nassau, 3.25%, 7/5/2005	3.30	9,800,000	9,800,000
Dexia Bank, Grand Cayman, 3.24%, 7/1/2005	3.29	9,800,000	9,800,000
Rabobank Nederland, Grand Cayman, 3.35%, 7/1/2005	3.40	9,800,000	9,800,000

Total Fixed Time Deposits (Cost $49,000,000)			49,000,000

Repurchase Agreement 19.2%
State Street Corporation 2.65%, dated 6/30/2005, maturing 7/1/2005 in the amount of $37,710,776 collateralized by: $38,795,000 US Treasury Bonds 3.5%, 2/15/2010, with a fair market value of $38,843,494 (Cost $37,708,000)	2.69	37,708,000	37,708,000

Total Investments (Cost $226,566,835) 115.6%			226,566,835

Other Assets Less Liabilities (15.6)%			(30,540,539)

Net Assets 100.0%			$196,026,296

See Notes to Financial Statements.

Statement of Assets and Liabilities   (unaudited)
June 30, 2005

Assets:
Investments, at value
US Government securities (cost $139,858,835)	$139,858,835
Fixed time deposits (cost $49,000,000)	49,000,000
Repurchase agreement (cost $37,708,000)	37,708,000
Total investments (cost $226,566,835)	226,566,835
Cash	515,048
Receivable for Capital Stock sold	194,116
Investment in, and expenses prepaid to, shareholder service agent	41,985
Receivable for interest	10,725
Other	31,651
Total Assets	227,360,360

Liabilities:
Payable for securities purchased	29,963,075
Payable for Capital Stock repurchased	1,140,036
Management fee payable	66,811
Dividends payable	42,240
Distribution and service fees payable	29,012
Accrued expenses and other	92,890
Total Liabilities	31,334,064
Net Assets	$196,026,296

Composition of Net Assets:
Shares of Beneficial Interest, at par ($0.01 par value; 1,400,000,000 shares authorized; 196,034,841 shares outstanding):
Class A	$1,461,279
Class B	194,042
Class C	52,667
Class D	135,851
Class I	116,476
Class R	33
Additional paid-in capital	194,065,948
Net Assets	$196,026,296

Net Asset Value Per Share:
Class A ($146,117,662 ÷ 146,127,937 shares)	$1.00
Class B ($19,405,984 ÷ 19,404,249 shares)	$1.00
Class C ($5,266,319 ÷ 5,266,653 shares)	$1.00
Class D ($13,585,498 ÷ 13,585,052 shares)	$1.00
Class I ($11,647,530 ÷ 11,647,647 shares)	$1.00
Class R ($3,303 ÷ 3,303 shares)	$1.00

See Notes to Financial Statements.

Statement of Operations   (unaudited)
For the Six Months Ended June 30, 2005

Investment Income:
Interest	$2,517,002

Expenses:
Management fee	413,444
Shareholder account services	301,915
Distribution and service fees	185,594
Registration	47,014
Auditing and legal fees	31,905
Custody and related services	25,985
Shareholder reports and communications	14,351
Directors’ fees and expenses	3,191
Miscellaneous	16,739
Total Expenses Before Reimbursement	1,040,138
Reimbursement of expenses (Note 3)	(875)
Total Expenses After Reimbursement	1,039,263
Net Investment Income	$1,477,739

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Operations:
Net investment income	$1,477,739	$785,905

Distributions to Shareholders:
Net investment income:
Class A	(1,238,494)	(677,909)
Class B	(62,782)	(17,093)
Class C	(27,025)	(5,564)
Class D	(43,986)	(10,289)
Class I	(105,434)	(74,926)
Class R	(18)	(124)
Decrease in Net Assets from Distributions	(1,477,739)	(785,905)

Capital Share Transactions:
Net proceeds from sales of shares	121,381,545	250,075,199
Investment of dividends	1,409,498	742,291
Exchanged from associated funds	43,228,632	85,960,576
Total	166,019,675	336,778,066
Cost of shares repurchased	(136,920,920)	(294,788,122)
Exchanged into associated funds	(27,275,406)	(72,296,774)
Total	(164,196,326)	(367,084,896)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,823,349	(30,306,830)
Increase (Decrease) in Net Assets	1,823,349	(30,306,830)

Net Assets:
Beginning of period	194,202,947	224,509,777
End of Period	$196,026,296	$194,202,947

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Multiple Classes of Shares — Seligman Cash Management Fund, Inc. (the “Fund”) offers the following six classes of shares, each of which may be acquired by investors at net asset value:

Class A shares acquired by an exchange from another Seligman investment company originally purchased in an amount of $1,000,000 or more without an initial sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within 18 months of original purchase.

Class B shares are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares acquired by an exchange from another Seligman investment company are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of the original purchase. Shares acquired by an exchange from another Seligman investment company, that were originally purchased through certain financial intermediaries, will have a 1% CDSC on redemptions made within 12 months of original purchase.

Class D shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on certain redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation — The Fund uses the amortized cost method for valuing its short-term securities. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and the maturity value of the issue over the period to maturity. Shares of certain other funds in the Seligman Group of Investment Companies purchased to offset the Fund’s liability for deferred directors’ fees are valued at current market values and included in other assets.

Notes to Financial Statements (unaudited)

b.	Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. The cost of investments for federal income tax purposes is substantially the same as the cost for financial reporting purposes. Interest income, including the amortization of discount or premium, is recorded as earned. Dividends are declared daily and paid monthly.

d.	Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the “Manager”). Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

e.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses, if any, are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2005, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

3.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and paid monthly, equal to a per annum percentage of the Fund’s average daily net assets.

The management fee rate is calculated on a sliding scale of 0.45% to 0.375% based on average daily net assets of all the investment companies managed by the Manager. Beginning November 12, 2002, the Manager agreed to reimburse a portion of the class-specific expenses of Classes B, C, D and R (commencing April 30, 2003) shares in order for those classes to declare dividends equal to an annual rate of 0.05%. Effective July 10, 2003, the reimbursement was changed to allow a minimum annual dividend rate of 0.05% for Class A shares and 0.01% for Classes B, C, D and R shares. Effective July 15, 2004, the reimbursement was changed to allow a minimum annual dividend rate of 0.09% for Classes B, C, D, and R. Effective December 1, 2004, the minimum annual dividend rate was raised to 0.20%. As a result, for the six months ended June 30, 2005, the Manager reimbursed $875 for Classes B and D. The management fee and the reimbursement from the Manager for the six months ended June 30, 2005, were equivalent to annual rates of 0.41% and 0.00%, respectively, of the Fund’s average daily net assets.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with Seligman Advisors, Inc. (the “Distributor”) and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of Class A shares, attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor, and likewise the Fund, did not make payments under the Plan with respect to Class A shares during the six months ended June 30, 2005.

Notes to Financial Statements (unaudited)

Under the Plan, with respect to Class B shares, Class C shares issued in exchange from another Seligman investment company, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C, Class D, and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. Distribution fees retained by the Distributor, for the six months ended June 30, 2005, amounted to $275.

For the six months ended June 30, 2005, fees incurred under the Plan, equivalent to 1%, 0.60%, 1% and 0.25% per annum of the average daily net assets of Class B, Class C, Class D, and Class R shares, respectively, amounted to $101,765, $15,739, $68,087, and $3, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D, and Class R shares. For the six months ended June 30, 2005, such charges amounted to $4,390. The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2005, Seligman Services, Inc. received no commissions from the sale of shares of the Fund. Seligman Services, Inc. received distribution and service fees of $3,004, pursuant to the Plan.

Seligman Data Corp., owned by the Fund and certain associated investment companies, charged the Fund at cost $301,915 for shareholder account services in accordance with a methodology approved by the Fund’s directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2005, the Fund’s potential obligation under the Guaranties is $119,200. As of June 30, 2005, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Notes to Financial Statements (unaudited)

The Fund’s investment in Seligman Data Corp. is recorded at a cost of $3,719.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses and the accumulated balance thereof at June 30, 2005, of $19,873 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

4.	Capital Share Transactions — The Fund has authorized 1,400,000,000 shares of $0.01 par value Capital Stock. Transactions in shares of Capital Stock, each at a value of $1.00 per share, were as follows:

Class A	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Sales of shares	114,034,533	237,884,931
Investment of dividends	1,190,145	641,427
Exchanged from associated funds	27,645,781	56,589,954
Converted from Class B*	1,557,512	2,198,274
Total	144,427,971	297,314,586
Shares repurchased	(125,812,706)	(264,831,446)
Exchanged into associated funds	(15,960,688)	(44,965,976)
Total	(141,773,394)	(309,797,422)
Increase (decrease)	2,654,577	(12,482,836)

Class B
Sales of shares	499,445	1,363,576
Investment of dividends	52,207	14,133
Exchanged from associated funds	8,782,587	14,154,866
Total	9,334,239	15,532,575
Shares repurchased	(4,728,406)	(13,598,108)
Exchanged into associated funds	(4,854,688)	(11,548,513)
Converted to Class A*	(1,559,515)	(2,198,249)
Total	(11,142,609)	(27,344,870)
Decrease	(1,808,370)	(11,812,295)

See footnote on page 12.

Notes to Financial Statements (unaudited)

Class C	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Sales of shares	531,998	665,355
Investment of dividends	22,358	4,616
Exchanged from associated funds	4,327,920	7,776,765
Total	4,882,276	8,446,736
Shares repurchased	(1,837,566)	(4,399,429)
Exchanged into associated funds	(2,471,571)	(6,591,895)
Total	(4,309,137)	(10,991,324)
Increase (decrease)	573,139	(2,544,588)

Class D
Sales of shares	4,767,787	5,321,411
Investment of dividends	39,571	9,292
Exchanged from associated funds	2,472,344	7,438,992
Total	7,279,702	12,769,695
Shares repurchased	(3,279,778)	(9,323,742)
Exchanged into associated funds	(3,988,459)	(8,614,347)
Total	(7,268,237)	(17,938,089)
Increase (decrease)	11,465	(5,168,394)

Class I
Sales of shares	1,546,401	4,260,663
Investment of dividends	105,200	72,726
Total	1,651,601	4,333,389
Shares repurchased	(1,259,819)	(2,635,397)
Increase	391,782	1,697,992

Class R
Sales of shares	1,380	576,349
Investment of dividends	18	98
Total	1,398	576,447
Exchanged into associated funds	—	(576,042)
Increase	1,398	405

*	Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date. The amount of dividends accrued on Class B shares between the last dividend payment date and the conversion date is invested in Class A shares and is included in the conversion from Class B amount.

Notes to Financial Statements (unaudited)

5.	Other Matters — The Manager conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”) and the Attorney General of the State of New York also are reviewing these matters.

The Manager also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. At the time such orders were placed, this practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, in May 2004, the Manager made payments to three funds and agreed to waive a portion of its management fee with respect to another fund. No payments were made to Seligman Cash Management Fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares. Seligman Cash Management Fund does not pay brokerage commissions and thus did not receive any payment from the Manager.

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total Return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Class A
	Six Months Ended 6/30/05	Year Ended December 31,
		2004	2003	2002	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.008	0.004	0.002	0.007	0.032	0.056
Less Distributions:
Dividends from net investment income	(0.008)	(0.004)	(0.002)	(0.007)	(0.032)	(0.056)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.82%	0.43%	0.19%	0.74%	3.21%	5.65%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$146,118	$143,464	$155,944	$220,977	$270,509	$396,472
Ratio of expenses to average net assets	0.87%†	0.84%	0.85%	0.89%	0.68%	0.60%
Ratio of net investment income to average net assets	1.64%†	0.40%	0.19%	0.74%	3.16%	5.55%
Without management fee waiver and expense reimbursement:‡
Ratio of expenses to average net assets		0.85%	0.86%		0.74%	0.70%
Ratio of net investment income to average net assets		0.39%	0.18%		3.10%	5.45%

See footnotes on page 19.

Financial Highlights (unaudited)

Class B
	Six Months Ended 6/30/05		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.003		0.001	— **	0.001	0.022	0.046
Less Distributions:
Dividends from net investment income	(0.003)		(0.001)	— **	(0.001)	(0.022)	(0.046)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.31%		0.07%	0.03%	0.09%	2.20%	4.62%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$19,406		$21,214	$33,026	$53,779	$49,656	$43,259
Ratio of expenses to average net assets	1.86	%†	1.18%	1.02%	1.54%	1.66%	1.60%
Ratio of net investment income to average net assets	0.65	%†	0.07%	0.03%	0.09%	2.18%	4.55%
Without management fee waiver and expense reimbursement:‡
Ratio of expenses to average net assets	1.87	%†	1.85%	1.86%	1.89%	1.74%	1.70%
Ratio of net investment income (loss) to average net assets	0.64	%†	(0.60)%	(0.81)%	(0.26)%	2.10%	4.45%

See footnotes on page 19.

Financial Highlights (unaudited)

Class C
	Six Months Ended 6/30/05	Year Ended December 31,
		2004	2003	2002	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.005	0.001	— **	0.001	0.023	0.047
Less Distributions:
Dividends from net investment income	(0.005)	(0.001)	— **	(0.001)	(0.023)	(0.047)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.51%	0.09%	0.03%	0.09%	2.36%	4.81%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,266	$4,693	$7,238	$11,531	$9,204	$8,378
Ratio of expenses to average net assets	1.47%†	1.16%	1.02%	1.51%	1.51%	1.40%
Ratio of net investment income to average net assets	1.04%†	0.09%	0.03%	0.09%	2.33%	4.75%
Without management fee waiver and expense reimbursement:‡
Ratio of expenses to average net assets		1.57%	1.67%	1.75%	1.59%	1.50%
Ratio of net investment income (loss) to average net assets		(0.32)%	(0.62)%	(0.15)%	2.25%	4.65%

See footnotes on page 19.

Financial Highlights (unaudited)

Class D
	Six Months Ended 6/30/05		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.003		0.001	— **	0.001	0.022	0.046
Less Distributions:
Dividends from net investment income	(0.003)		(0.001)	— **	(0.001)	(0.022)	(0.046)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.31%		0.07%	0.03%	0.09%	2.20%	4.62%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$13,585		$13,574	$18,742	$68,127	$22,217	$29,532
Ratio of expenses to average net assets	1.86	%†	1.18%	1.02%	1.54%	1.66%	1.60%
Ratio of net investment income to average net assets	0.65	%†	0.07%	0.03%	0.09%	2.18%	4.55%
Without management fee waiver and expense reimbursement:‡
Ratio of expenses to average net assets	1.87	%†	1.85%	1.86%	1.89%	1.74%	1.70%
Ratio of net investment income (loss) to average net assets	0.64	%†	(0.60)%	(0.81)%	(0.26)%	2.10%	4.45%

See footnotes on page 19.

Financial Highlights (unaudited)

Class I
	Six Months Ended 6/30/05	Year Ended December 31,			11/30/01* to 12/31/01
		2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.010	0.007	0.004	0.010	0.001
Less Distributions:
Dividends from net investment income	(0.010)	(0.007)	(0.004)	(0.010)	(0.001)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.96%	0.69%	0.39%	1.00%	0.11%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$11,648	$11,256	$9,558	$9,046	$30
Ratio of expenses to average net assets	0.59%†	0.57%	0.63%	0.62%	0.60	%†
Ratio of net investment income to average net assets	1.92%†	0.68%	0.41%	1.00%	1.25	%†
Without expense reimbursement:‡
Ratio of expenses to average net assets				0.64%	1.35	%†
Ratio of net investment income (loss) to average net assets				0.98%	0.50	%†

See footnotes on page 19.

Financial Highlights (unaudited)

Class R

	Six Months Ended 6/30/05		Year Ended 12/31/04	4/30/03* to 12/31/03
Per Share Data:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000
Income from Investment Operations:
Net investment income	0.007		0.002	—	**
Less Distributions:
Dividends from net investment income	(0.007)		(0.002)	—	**
Net Asset Value, End of Period	$1.000		$1.000	$1.000

Total Return	0.69%		0.24%	0.02%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)		$3	$2		$2
Ratio of expenses to average net assets	1.12	%†	1.01%	0.98	%†
Ratio of net investment income to average net assets	1.39	%†	0.24%	0.02	%†
Without expense reimbursement:‡
Ratio of expenses to average net assets			1.10%	1.31	%†
Ratio of net investment income (loss) to average net assets			0.15%	(0.35	)%†

*	Commencement of offering of shares.
**	Less than + or – $0.001.
‡	The Manager, at its discretion, waived a portion of its fees or reimbursed certain expenses. Absent such waiver/reimbursement, returns would have been lower. See Note 3 in Notes to Financial Statements.
†	Annualized.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

See Notes to Financial Statements.

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov. In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.2

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Cash Management Fund, Inc. which contains information about the investment objective, risks, charges, and expenses of the Fund, each of which should be considered carefully before investing. The prospectus, which contains information about these factors, should be read carefully before investing or sending money.

[1]	The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.
[2]	Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

TXCM3 6/05

ITEM 2. CODE OF ETHICS.

     Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     The Board of Directors of the Registrant has a adopted a Nominating Committee Charter which provides that the Nominating Committee (the “Committee”) may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Directors of the Registrant occurs and if, based on the Boards then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrants principal executive officer and principal financial officer are aware of no changes in the registrants internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CASH MANAGEMENT FUND, INC.

By:

/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:

September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:

September 7, 2005

By:

/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:

September 7, 2005

SELIGMAN CASH MANAGEMENT FUND, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.